Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 28, 2013
Other Comprehensive Income (Loss)
Schedule of other comprehensive income (loss)

		Tax
	Before-tax	Expense	Net-of-tax
(In thousands)	Amount	(Benefit)	Amount

Net unrealized loss arising during the period	$(652)	$197	$(455)
Reclassification of prior service costs and net actuarial loss into earnings	307	(93)	214
Year ended February 28, 2013	$(345)	$104	$(241)

Net unrealized loss arising during the period	$(1,504)	$621	$(883)
Reclassification of prior service costs and net actuarial loss into earnings	178	(73)	105
Year ended February 29, 2012	$(1,326)	$548	$(778)

Net unrealized gain arising during the period	$87	$(36)	$51
Reclassification of prior service costs and net actuarial loss into earnings	208	(86)	122
Year ended February 28, 2011	$295	$(122)	$173